Income Taxes (Schedule Of Global Tax Activities) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015	[1]	Dec. 31, 2014	[1]
Income Tax Disclosure [Line Items]
Pre-tax income (loss)		$ 1,433,480		$ 1,603,051		$ 991,488
Tax variance as a result of global activities	[2]	(5,611)		(10,462)	[3]	7,751	[3]
Non-taxable items		(233,084)	[4]	(237,352)	[5]	(74,590)	[6]
Income from continuing operations before income tax		1,200,396		1,365,699		916,898
Ireland [Member]
Income Tax Disclosure [Line Items]
Pre-tax income (loss)		$ 1,151,387		$ 1,212,190		$ 694,605
Local statutory tax rate	[7]	12.50%		12.50%		12.50%
Variance to Irish statutory tax rate of 12.5%		0.00%		0.00%		0.00%
The Netherlands [Member]
Income Tax Disclosure [Line Items]
Pre-tax income (loss)		$ 37,580		$ 175,897		$ 26,081
Local statutory tax rate	[7]	25.00%		25.00%		25.00%
Variance to Irish statutory tax rate of 12.5%		12.50%		12.50%		12.50%
Tax variance as a result of global activities	[2]	$ 4,698		$ 21,987		$ 3,260
United States Of America [Member]
Income Tax Disclosure [Line Items]
Pre-tax income (loss)		$ 44,238		$ (43,825)		$ 95,585
Local statutory tax rate	[7]	36.30%		36.30%		38.30%
Variance to Irish statutory tax rate of 12.5%		23.80%		23.80%		25.80%
Tax variance as a result of global activities	[2]	$ 10,529		$ (10,430)		$ 24,661
Isle Of Man [Member]
Income Tax Disclosure [Line Items]
Pre-tax income (loss)		$ 181,286		$ 181,118		$ 167,689
Local statutory tax rate	[7]	0.00%		0.00%		0.00%
Variance to Irish statutory tax rate of 12.5%		(12.50%)		(12.50%)		(12.50%)
Tax variance as a result of global activities	[2]	$ (22,661)		$ (22,640)		$ (20,961)
Other [Member]
Income Tax Disclosure [Line Items]
Pre-tax income (loss)		$ 18,989		$ 77,671		$ 7,528
Local statutory tax rate	[7]	22.10%		13.30%		23.00%
Variance to Irish statutory tax rate of 12.5%		9.60%		0.80%		10.50%
Tax variance as a result of global activities	[2]	$ 1,823		$ 621		$ 791

[1]	Due to our migration from the Netherlands to Ireland as of February 1, 2016, we have updated the tax rate reconciliation for the years ended December 31, 2015 and 2014. The tax variance as a result of the global activities has been calculated as the difference between the local statutory tax rate in the relevant jurisdictions and the Irish statutory tax rate of 12.5%.
[2]	The tax variance as a result of global activities is primarily caused by our operations in countries with a higher or lower statutory tax rate than the statutory tax rate in Ireland.
[3]	Effective February 1, 2016, we moved our headquarters and executive officers from Amsterdam to Dublin, and as of February 1, 2016, we became tax resident in Ireland. Accordingly, we have updated the figures for the years ended December 31, 2015 and 2014 as compared to those previously reported in the financial statements contained in our 2015 annual report on Form 20-F to reflect the permanent differences being taxed at the Irish statutory rate of 12.5% rather than the Dutch statutory rate of 25%.
[4]	The 2016 non-taxable items included non-deductible share-based compensation in Ireland and in the Netherlands, non-deductible intercompany interest allocated to the United States of America and a valuation allowance taken in respect of U.S., Dutch and Irish tax losses. It also included the non-taxable income arising from aircraft with a higher tax basis in general.
[5]	The 2015 non-taxable items included the non-deductible intercompany interest allocated to the United States of America, non-deductible share-based compensation in the Netherlands, non-deductible costs relating to the transfer of certain functions from the Netherlands to Ireland, and a valuation allowance taken in respect of U.S. and Dutch tax losses. It also included the non-taxable income arising from aircraft with a higher tax basis in general.
[6]	The 2014 non-taxable items included the non-deductible intercompany interest allocated to the United States of America, non-deductible share-based compensation in the Netherlands and the non-deductible transaction costs from the ILFC Transaction. It also included the non-taxable income arising from aircraft with a higher tax basis in general.
[7]	The local statutory income tax expense for our significant tax jurisdictions (Ireland, the Netherlands, the United States of America and Isle of Man) does not differ from the actual income tax expense.